Earnings Per Share: (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share: [Abstract]
Summary of Reconciliation of weighted average common shares

	Years Ended December 31,
	2012	2011	2010
Basic earnings per share:
Weighted average common shares	7,486,445	7,460,294	5,620,093
Adjustment for stock dividend	—	—	112,402

Weighted average common shares	7,486,445	7,460,294	5,732,495
Dilutive effect of stock options	—	—	—
Adjustment for stock dividend	—	—	—

Weighted average common and incremental shares	7,486,445	7,460,294	5,732,495